Annual Fund Operating Expenses - Corgi Money Market ETF	Oct. 14, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	The agreement has no fixed termination date and continues indefinitely unless terminated in accordance with its terms. The agreement may not be terminated, and the waiver may not be reduced, through October 13, 2027. After that date, the agreement may be terminated only by the Board of Trustees, or with its consent, upon not less than thirty (30) days’ prior written notice to the Adviser; such notice may be given only after October 13, 2027. The Adviser has no unilateral right to terminate the agreement. Notwithstanding these restrictions, the agreement terminates automatically upon termination of the Fund’s Investment Advisory Agreement, without regard to the minimum commitment period or the thirty (30) day notice requirement.
Corgi Money Market ETF - ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.15%	[1]
Fee Waiver or Reimbursement	(0.05%)	[3]
Net Expenses (as a percentage of Assets)	0.10%	[3]

[1]	(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.
[2]	(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.
[3]	(3) The Adviser has contractually agreed to waive a portion of its management fee equal to 0.05% of the Fund’s average daily net assets per annum, reducing the annual management fee from 0.15% to 0.10%. The agreement has no fixed termination date and continues indefinitely unless terminated in accordance with its terms. The agreement may not be terminated, and the waiver may not be reduced, through October 13, 2027. After that date, the agreement may be terminated only by the Board of Trustees, or with its consent, upon not less than thirty (30) days’ prior written notice to the Adviser; such notice may be given only after October 13, 2027. The Adviser has no unilateral right to terminate the agreement. Notwithstanding these restrictions, the agreement terminates automatically upon termination of the Fund’s Investment Advisory Agreement, without regard to the minimum commitment period or the thirty (30) day notice requirement. Amounts waived are not subject to recoupment by the Adviser.